Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY GROWTH FUNDS, INC.
Entity Central Index Key	0001353176
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000033214 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	Investor Class
Trading Symbol	ACFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Net Assets	$ 1,868,658,214
Holdings Count | holding	44
Advisory Fees Paid, Amount	$ 5,721,132
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.1%	Interactive Media and Services	17%
Other Assets and Liabilities	0.1%	Software	11%
		Broadline Retail	10%
		Biotechnology	9%

C000033215 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	I Class
Trading Symbol	ACFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 1,868,658,214
Holdings Count | holding	44
Advisory Fees Paid, Amount	$ 5,721,132
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.1%	Interactive Media and Services	17%
Other Assets and Liabilities	0.1%	Software	11%
		Broadline Retail	10%
		Biotechnology	9%

C000033216 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	A Class
Trading Symbol	ACFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$58	1.10%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
Net Assets	$ 1,868,658,214
Holdings Count | holding	44
Advisory Fees Paid, Amount	$ 5,721,132
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.1%	Interactive Media and Services	17%
Other Assets and Liabilities	0.1%	Software	11%
		Broadline Retail	10%
		Biotechnology	9%

C000033217 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	R Class
Trading Symbol	ACFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$72	1.35%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.35%
Net Assets	$ 1,868,658,214
Holdings Count | holding	44
Advisory Fees Paid, Amount	$ 5,721,132
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.1%	Interactive Media and Services	17%
Other Assets and Liabilities	0.1%	Software	11%
		Broadline Retail	10%
		Biotechnology	9%

C000174988 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	R6 Class
Trading Symbol	ACFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Net Assets	$ 1,868,658,214
Holdings Count | holding	44
Advisory Fees Paid, Amount	$ 5,721,132
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.1%	Interactive Media and Services	17%
Other Assets and Liabilities	0.1%	Software	11%
		Broadline Retail	10%
		Biotechnology	9%

C000212516 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	G Class
Trading Symbol	ACFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,868,658,214
Holdings Count | holding	44
Advisory Fees Paid, Amount	$ 5,721,132
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	0.1%	Interactive Media and Services	17%
Other Assets and Liabilities	0.1%	Software	11%
		Broadline Retail	10%
		Biotechnology	9%